Earnings per Unit and Cash Distributions - Calculations of Basic and Diluted Earnings per Unit (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Earnings per Unit and Cash Distributions
Net income	$ 53,876	$ 65,225	$ 58,957
Less: Series A Preferred unitholders' interest in net income	6,900	7,200	7,200
Net income attributable to the unitholders of KNOT Offshore Partners LP	46,976	58,025	51,757
Less: Distributions	72,520	72,136	72,136
Under (over) distributed earnings	$ (25,544)	$ (14,111)	$ (20,379)
Weighted average units outstanding (basic):
General Partner	623	615	615
Weighted average units outstanding (diluted):
General Partner	623	615	615
Earnings per unit (basic):
General Partner	$ 1.38	$ 1.74	$ 1.55
Earnings per unit (diluted):
General Partner	1.38	1.74	1.55
Cash distributions declared and paid in the period per unit	2.08	2.08	2.08
Subsequent event: Cash distributions declared and paid per unit relating to the period	$ 0.52	$ 0.52	$ 0.52
Common Units [Member]
Earnings per Unit and Cash Distributions
Net income attributable to the unitholders of KNOT Offshore Partners LP	$ 45,466	$ 56,953	$ 50,801
Weighted average units outstanding (basic):
Common and subordinated unitholders	33,050	32,694	32,694
Weighted average units outstanding (diluted):
Common and subordinated unitholders	37,064	32,694	32,694
Earnings per unit (basic):
Earnings per unit (basic)	$ 1.38	$ 1.74	$ 1.55
Earnings per unit (diluted):
Earnings per unit (diluted)	$ 1.38	$ 1.74	$ 1.55
Class B Units [Member]
Weighted average units outstanding (basic):
Common and subordinated unitholders	195
Weighted average units outstanding (diluted):
Common and subordinated unitholders	195
Earnings per unit (basic):
Earnings per unit (basic)	$ 2.62
Earnings per unit (diluted):
Earnings per unit (diluted)	$ 2.62
Limited Partner [Member] | Common Units [Member]
Earnings per Unit and Cash Distributions
Under (over) distributed earnings	$ (24,927)	$ (13,851)	$ (20,003)
Limited Partner [Member] | Class B Units [Member]
Earnings per Unit and Cash Distributions
Under (over) distributed earnings	(147)
General Partner Unit [Member]
Earnings per Unit and Cash Distributions
Net income attributable to the unitholders of KNOT Offshore Partners LP	862	1,072	956
Under (over) distributed earnings	(470)	(261)	(376)
IDR Holders
Earnings per Unit and Cash Distributions
Net income	2,100	2,800	2,800
Less: Distributions	$ 2,100	$ 2,800	$ 2,800